Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy (Details) - Recurring - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets
Other investments	$ 129	$ 121
Total Assets	180	169
Liabilities
Total Liabilities	(125)	(151)
Energy contracts subject to regulatory deferral
Assets
Derivative asset	32	22
Liabilities
Derivative liability	(109)	(139)
Energy contracts not subject to regulatory deferral
Assets
Derivative asset	12	8
Liabilities
Derivative liability	(16)	(12)
Foreign exchange contracts and total return swaps
Assets
Derivative asset	7
Foreign exchange contracts, interest rate and total return swaps
Assets
Derivative asset		18
Level 1
Assets
Other investments	129	121
Total Assets	136	135
Liabilities
Total Liabilities	0	(1)
Level 1 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	(1)
Level 1 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 1 | Foreign exchange contracts and total return swaps
Assets
Derivative asset	7
Level 1 | Foreign exchange contracts, interest rate and total return swaps
Assets
Derivative asset		14
Level 2
Assets
Other investments	0	0
Total Assets	44	34
Liabilities
Total Liabilities	(125)	(150)
Level 2 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	32	22
Liabilities
Derivative liability	(109)	(138)
Level 2 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	12	8
Liabilities
Derivative liability	(16)	(12)
Level 2 | Foreign exchange contracts and total return swaps
Assets
Derivative asset	0
Level 2 | Foreign exchange contracts, interest rate and total return swaps
Assets
Derivative asset		4
Level 3
Assets
Other investments	0	0
Total Assets	0	0
Liabilities
Total Liabilities	0	0
Level 3 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 3 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 3 | Foreign exchange contracts and total return swaps
Assets
Derivative asset	$ 0
Level 3 | Foreign exchange contracts, interest rate and total return swaps
Assets
Derivative asset		$ 0